The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Stockholders Equity And Net Income - Brgaap Vs Ifrs
Interest and similar income	R$ 77,987,308	R$ 62,774,940	R$ 72,841,060
Net fee and commission income	15,273,301	16,228,214	15,713,152
Impairment losses on financial assets (net)	(17,112,734)	(17,450,188)	(13,369,905)
Other income and expense	(3,843,999)	(5,012,403)	(4,025,384)
Interest expense and similar charges	(28,885,478)	(18,332,228)	(28,519,953)
Third-party input	(8,078,399)	(7,946,539)	(7,544,695)
Materials, energy and others	(713,400)	(641,831)	(659,656)
Third-party services	(6,231,129)	(6,424,755)	(6,047,498)
Impairment of assets	(165,799)	(84,908)	(131,435)
Other	(968,071)	(795,045)	(706,106)
Gross added value	35,339,999	30,261,796	35,094,275
Retention
Depreciation and amortization	(2,433,921)	(2,579,127)	(2,391,857)
Added value produced	32,906,078	27,682,669	32,702,418
Investments in affiliates and subsidiaries	144,184	112,261	149,488
Added value to distribute	33,050,262	27,794,930	32,851,906
Added value distribution
Employee	R$ 8,045,893	R$ 7,943,711	R$ 8,457,212
Employee	24.30%	28.60%	25.70%
Compensation	R$ 5,929,439	R$ 5,749,669	R$ 5,961,765
Benefits	1,593,386	1,514,611	1,637,099
Government severance indemnity funds for employees - FGTS	431,249	448,457	502,173
Other	91,819	230,974	356,175
Taxes	R$ 9,269,368	R$ 6,298,717	R$ 7,674,704
Taxes	28.00%	22.70%	23.40%
Federal	R$ 8,332,994	R$ 10,088,318	R$ 6,571,450
State	813	(830,771)	54
Municipal	935,561	(2,958,830)	1,103,200
Compensation of third-party capital - rental	R$ 175,677	R$ 101,749	R$ 88,540
Compensation of third-party capital - rental	0.50%	0.40%	0.30%
Remuneration of interest on capital	R$ 15,559,324	R$ 13,450,753	R$ 16,631,450
Remuneration of interest on capital	47.10%	48.40%	50.60%
Dividends and interest on capital	R$ 9,649,000	R$ 3,837,085	R$ 10,800,000
Profit Reinvestment	5,879,052	9,581,444	5,606,932
Profit (loss) attributable to non-controlling interests	31,272	32,224	224,518
Total	R$ 33,050,262	R$ 27,794,930	R$ 32,851,906
Total	100.00%	100.00%	100.00%